SCHEDULE OF OTHER INCOME (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Other Income and Expenses [Abstract]
Interest income	$ 425	$ 350
Exchange gain	411
Miscellaneous income	5,956	431
Other income	$ 6,792	$ 781